Depreciation Amortization and Impairment - Schedule of Impairment Assessment Process (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	121.38%	113.00%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	107.09%	102.90%